Basis of preparation	6 Months Ended
Sep. 30, 2025
Basis of preparation
Basis of preparation
1	Basis of preparation
The unaudited condensed consolidated financial statements for the six months ended 30 September 2025:

•
are prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’ (‘IAS 34’) as issued by the International Accounting Standards Board (‘IASB’) and as adopted by the United Kingdom;

•
are presented on a condensed basis as permitted by IAS 34 and therefore do not include all disclosures that would otherwise be required in a full set of financial statements and should be read in conjunction with the Group’s Annual Report on Form 20-F for the year ended 31 March 2025;

•
apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2025, which were prepared in accordance with
UK-adopted
International Accounting Standards (‘IAS’), with International Financial Reporting Standards (‘IFRS’) as issued by the IASB and with the requirements of the UK Companies Act 2006. Income taxes are accrued using the tax rate that is expected to be applicable for the full financial year, adjusted for certain discrete items which occurred in the interim period in accordance with IAS 34.

•	include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented; and

•	were approved by the Board of Directors on 11 November 2025.
The information relating to the year ended 31 March 2025 is extracted from the Group’s published Annual Report on Form 20-F for that year.
The preparation of the unaudited condensed consolidated financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the end of the reporting period, and the reported amounts of revenue and expenses during the period. Actual results could vary from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revisions affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Going concern
The Group has
€
7.0 billion of cash and cash equivalents as at 30 September 2025 which, together with undrawn revolving credit facilities of
€
7.5 billion, cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including December 2026 and that it is appropriate to continue to adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.

Critical accounting judgements and estimates
The Group’s critical accounting judgements and estimates are disclosed in the Group’s Annual Report on Form 20-F for the year ended 31 March 2025.
Potential indicators of impairment
The Group performs its annual impairment test for goodwill and indefinite lived intangible assets as at 31 March.
At interim reporting periods the Group performs a review to identify any indicator of impairment that may indicate that the carrying amount of any of the Group’s cash generating units (‘CGUs’) may not be recoverable. As part of this assessment as at 30 September 2025, the Group reviewed the key assumptions underlying the value in use valuations used in the annual impairment test at 31 March 2025. This included the year-to-date
and expected future performance of the Group’s CGUs, as well as considering the valuation implications of changes in other factors such as discount rates and the assessment of long term growth rates.
The Group’s review of the potential impact of indicators of impairment did not indicate that the carrying amount of any of the Group’s CGUs was not recoverable as at 30 September 2025.
Control of subsidiaries
The Group controls an entity for accounting purposes, and consolidates it as a subsidiary, when it has the power to make the decisions that affect the entity’s profitability and has exposure, through its shareholding, to the resulting profits or losses. Where minority shareholders have rights in an entity which do not allow participation in such decisions in the ordinary course of business then these are considered to be ‘protective rights’ that do not impair the Group’s control of the entity for accounting purposes. The Group has concluded that it controls VodafoneThree Holdings Limited (‘VTHL’) through its 51% shareholding and associated rights. In certain very limited circumstances, including the significant financial underperformance of VTHL, CK Hutchison Group Telecom Holdings Limited may acquire additional rights that might result in the Group’s loss of control of VTHL for accounting purposes.
Hyperinflationary economies
The Turkish economy was designated as hyperinflationary from 30 June 2022. The Ethiopian economy was designated as hyperinflationary from 31 December 2022, until 31 March 2025. The Group has applied IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ to its Turkish operations, whose functional currency is Turkish lira, from 1 April 2022, and to the Ethiopian operations, whose functional currency is Ethiopian Birr, from 1 April 2022 until 31 March 2025.
In applying IAS 29, the Turkish lira and Ethiopian birr results and non-monetary
asset and liability balances for relevant financial periods have been revalued to their present value equivalent local currency amounts at the reporting date, based on the consumer price indexes issued by the Turkish Statistical Institute and the Central Statistics Agency of Ethiopia, respectively. Comparative periods are not restated per IAS 21 ‘The Effects of Changes in Foreign Exchange rates’. The Turkish index has risen by 14.0% (2024: 18.1%) during the six months ended 30 September 2025. The revalued balances are translated to euros at the reporting date exchange rate of
€
1 : 48.86 TRL (2024:
€
1 : 38.15 TRL), applying IAS 21.
For the Group’s operations in Türkiye:

•	The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognised in the Consolidated income statement within Other income.

•
The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the Consolidated statement of cash flows.

•
The Group has presented the equity revaluation effects and the impact of currency movements within other comprehensive income as such amounts are judged to meet the definition of ‘exchange differences’.

The main impacts of the aforementioned adjustments for the Group’s Turkish and Ethiopian operations on the Consolidated financial statements are shown below.

	Increase/(decrease)
	2025	2024
Impact on the consolidated income statement for the six months ended 30 September	€ m	€ m
Revenue	(12)	5
Operating profit 1	(159)	(154)
Profit for the financial period 1	(200)	(225)

	Increase
	30 September	31 March
	2025	2025
Impact on the consolidated statement of financial position	€ m	€ m
Net assets	840	1,029
Equity attributable to owners of the parent	840	987
Non-controlling interests	–	41
Note:

1.	Includes € 58 million gain on the net monetary assets/liabilities (Six months ended 30 September 2024: € 31 million gain).
New accounting pronouncements adopted
On 1 April 2025, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s Annual Report on Form 20-F for the year ended 31 March 2025.